Investment properties_Lease payments expected to be received in the future under lease contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [Line Items]
Lease payments expected to be received in the future under lease contracts	₩ 41,501	₩ 22,501
Within a year
Disclosure of maturity analysis of operating lease payments [Line Items]
Lease payments expected to be received in the future under lease contracts	11,553	6,574
More than 1 year and within 2 years
Disclosure of maturity analysis of operating lease payments [Line Items]
Lease payments expected to be received in the future under lease contracts	8,403	4,924
More than 2 years and within 3 years
Disclosure of maturity analysis of operating lease payments [Line Items]
Lease payments expected to be received in the future under lease contracts	7,545	4,018
More than 3 years and within 4 years
Disclosure of maturity analysis of operating lease payments [Line Items]
Lease payments expected to be received in the future under lease contracts	7,154	3,618
More than 4 years and within 5 years
Disclosure of maturity analysis of operating lease payments [Line Items]
Lease payments expected to be received in the future under lease contracts	4,312	3,126
More than 5 years
Disclosure of maturity analysis of operating lease payments [Line Items]
Lease payments expected to be received in the future under lease contracts	₩ 2,534	₩ 241